Basis of preparation	12 Months Ended
Dec. 31, 2019
Basis of preparation
Basis of preparation

(2)   Basis of preparation

a)   Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), issued by the International Accounting Standard Board (“IASB”).

On April 14, 2020, the accompanying consolidated financial statements and related notes were authorized for issuance by the Company’s Chief Financial Officer, Mr. Daniel Salazar Ferrer, for review and approval by the Audit Committee, Board of Directors and stockholders. In accordance with Mexican General Corporate Law and the Company’s bylaws, the stockholders are empowered to modify the consolidated financial statements after their issuance should they deem it necessary.

b)   Basis of measurement

The accompanying consolidated financial statements were prepared on the historical cost basis (historical cost is generally based on the fair value of the consideration given in exchange for goods and services), except for the following items in the consolidated statement of financial position, which are measured at fair value:

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Derivative financial instruments for trading and hedging, and investment in securities at fair value through profit or loss and investment in securities at fair value through other comprehensive income

•	Biological assets

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurements in its entirety, which are described as follows:

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable either directly or indirectly.

Level 3 inputs are unobservable inputs.

c)   Functional and presentation currency

These consolidated financial statements are presented in thousands of Mexican pesos (pesos or $), the official currency of Mexico, which is the currency in which the Company’s accounting records are maintained and functional currency for most of its subsidiaries, except for  foreign subsidiaries for which the U.S. dollar is the functional currency as well as the currency in which accounting records are maintained.

For disclosure purposes, in the notes to the consolidated financial statements, “thousands of pesos” or “$” means thousands of Mexican pesos, and “thousands of dollars” means thousands of U.S. dollars.

When deemed relevant, certain amounts are included between parentheses as a translation into thousands of dollars, into thousands of Mexican pesos, or both, as applicable. These translations are performed for the convenience of the reader at the closing exchange rate issued by Bank of Mexico, which is $18.89,  $19.67 and $19.66 pesos to one U.S. dollar as of December 31, 2019, 2018 and 2017, respectively.

d)   Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and significant assumptions are reviewed on an ongoing basis. Changes in estimates are recognized in the period in which they occur and in any future periods affected.

The following are the critical accounting estimates and assumptions used by management in the application of the Company’s accounting policies, which are significant to the amounts recognized in the consolidated financial statements.

Critical accounting judgments

i.   Fair value of biological assets

The Company estimates the fair value of biological assets as the price that would be received or paid in an orderly transaction between market participants at the measurement date. As part of the estimate, the Company considers the maturity periods of such assets, the necessary time span for the biological assets to reach a productive stage, as well as future economic benefits obtained.

The balance of current biological assets includes hatching eggs, growing pigs and growing poultry, while the balance of non-current biological assets includes poultry in its different production stages, and breeder pigs.

Non-current biological assets are valued at production cost less accumulated depreciation or accumulated impairment losses, as there is no observable or reliable market for such assets. Additionally, the Company believes that there is no reliable method for measuring the fair value of non-current biological assets. Current biological assets are valued at fair value when there is an observable market, less estimated selling expenses.

ii.   Business combinations or acquisition of assets

Management uses its professional judgment to determine whether the acquisition of a group of assets constitutes a business combination. This determination may have a significant impact in how the acquired assets and assumed liabilities are accounted for, both on initial recognition and subsequent thereto.

iii.   Aggregation of operating segments

The Company’s chicken and egg operating segments are aggregated to present one reportable segment (Poultry) as they have similar products and services, production processes, classes of customers, methods used for distribution, the nature of the regulatory environment in which they operate, and similar economic characteristics as evidenced by similar five-year trends in gross profit margins. These factors are evaluated at least annually.

iv.   Discount rate estimation to calculate the present value of future minimum rent payments

The Company estimates the discount rate to be used in determining the lease liability, based on the incremental borrowing rate (“IBR”).

The Company uses a two-level model, with which it determines the elements that make up the discount rate: (i) reference rate, (ii) credit risk component. In such model, Management also considers its policies and practices to obtain financing, distinguishing between borrowings obtained at the corporate level (that is, by the holding company), or at the level of each subsidiary. Finally, for real estate leases, or in which there is significant and observable evidence of their residual value, the Company estimates and evaluates an adjustment for the characteristics of the underlying asset, taking into account the possibility that such asset may be granted as collateral or guarantee against the risk of default.

v.   Estimate of the term of the lease contracts

The Company defines the term of the leases as the period for which there is a contractual payment commitment, considering the non-cancellable period of the contract, as well as the renewal and early termination options that are likely to be exercised. The Company participates in lease agreements that do not have a defined mandatory term, a defined renewal period (if it contains a renewal clause), or annual automatic renewals. Accordingly, to measure the lease liability, the Company estimates the term of the contracts considering their contractual rights and limitations, the business plan, as well as Management's intentions for the use of the underlying asset.

Additionally, the Company considers the early termination clauses of its contracts and the probability of exercising them, as part of its estimation of the lease term.

Key sources of estimation uncertainty on the application of accounting policies

i.   Assessments to determine the recoverability of deferred tax assets

On an annual basis the Company prepares projections to determine if it will generate sufficient taxable income to utilize its deferred tax assets associated with deductible temporary differences, including tax losses and other tax credits.

ii.   Useful lives and residual values of property, plant and equipment

Useful lives and residual values of intangible assets and property, plant and equipment are used to determine amortization and depreciation expense of such assets and are determined with the assistance of internal and external specialists as deemed necessary.

Useful lives and residual values are reviewed periodically at least once a year, based on the current conditions of the assets and the estimate of the period during which they will continue to generate economic benefits to the Company. If there are changes in the related estimate, measurement of the net carrying amount of assets and the corresponding depreciation expense are affected prospectively.

iii.   Measurements and disclosures at fair value

Fair value is a measurement based on the price a market participant would be willing to receive to sell an asset or pay to transfer a liability, and is not a measure specific to the Company. For some assets and liabilities, observable market transactions or market information may be available. For other assets and liabilities, observable market transactions and market information may not be available. However, the purpose of a measurement at fair value in both cases is to estimate the price at which an orderly transaction to sell the asset or to transfer the liabilities would be carried out among the market participants at the date of measurement under current market conditions.

When the price of an identical asset or liability is not observable, the Company determines the fair value using another valuation technique which maximizes the use of relevant observable information and minimizes the use of unobservable information. As the fair value is a measurement based on the market, it is measured using the assumptions that market participants would use when they assign a price to an asset or liability, including assumptions about risk.

iv.   Impairment of long-lived assets and goodwill

The carrying amount of long-lived assets is reviewed for impairment when situations or changes in circumstances indicate that it is not recoverable, except for goodwill which is reviewed on an annual basis. If there are indicators of impairment, a review is carried out to determine whether the carrying amount exceeds its recoverable value and whether it is impaired. The recoverable value is the highest of the asset’s fair value, less selling costs, and its value in use which is the present value of the future estimated cash flows generated by the asset. The value in use calculation requires the Company’s management to estimate the future cash flows expected to arise from the asset and/or from the cash-generating unit and an appropriate discount rate in order to calculate present value.

v.   Employee retirement benefits

The Company uses assumptions to determine the best estimate for its employee retirement benefits. Assumptions and estimates are established in conjunction with independent actuaries. These assumptions include demographic hypotheses, discount rates and expected increases in remunerations and future employee service periods, among others. Although the assumptions are deemed appropriate, a change in such assumptions could affect the value of the employee benefit liability and the results of the period in which it occurs.

vi.   Expected credit losses on accounts receivable

The expected credit losses on financial assets are estimated using a provision matrix based on the Company’s historical experience of credit losses, adjusted for factors that are specific to each of the Company’s customer and debtor groups, general economic conditions and an assessment of both current and forecast conditions at each reporting date.

vii.   Contingencies

A contingent liability is defined as:

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A possible obligation that arises from past events and whose existence can only be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company, or

•	a present obligation that arises from past events but is not recognized because:
a.	it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation; or
b.	the amount of the obligation cannot be measured with sufficient reliability.

The assessment of such contingencies requires the exercise of significant judgments and estimates on the possible outcome of those future events. The Company assesses the probability of loss arising from lawsuits and other contingencies with the assistance of its legal advisors. These estimates are reconsidered periodically at each reporting period.

viii.   Uncertainties

Pandemics or disease outbreaks, such as the new coronavirus (COVID-19 virus – “COVID 19”), may alter consumption and trade patterns, supply chains, and production processes, which could affect our operations and results of operations. In Note 31 to the consolidated financial statements, we present an analysis regarding the possible impacts of COVID-19.

e)   Issue of new IFRS

i. New and amended IFRS that affect reported balances and/or disclosures in financial statements

In the current year, the Company adopted a series of new and amended IFRS issued by the IASB which went into effect on January 1, 2019 as it relates to its consolidated financial statements.

IFRS 16, Leases

IFRS 16, Leases supersedes IAS 17, Leases and related interpretations. The new standard incorporates most leases in the Company's consolidated statement of financial position, where it acts as lessee.

Under this standard, the Entity as lessee, recognizes a right-of-use asset and a lease liability, for each contract that is defined as a lease and for which the recognition exemptions that are detailed below do not apply. The right-of-use asset depreciates according to the contractual term or in some cases, over its economic useful life. For its part, the lease liability is measured at initial recognition by discounting the present value of future minimum income payments according to a term, using a discount rate that represents the cost of funding the lease; subsequently, the liability will accrue interest until maturity.

The Company applied the aforementioned exemptions to not recognize an asset and a liability for lease contracts with a lease term of less than 12 months (without purchase options or term renewal) and leases where the underlying asset has a low value when new, such as personal computers or small items of office furniture. Therefore, payments for such leases continue to be recognized as expenses within operating income.

For the adoption of IFRS 16, the Company chose the modified retrospective application through which all effects were recorded as of January 1, 2019, without adjusting the financial statements of the comparative years.

Additionally, the Company adopted and applied the following practical expedients provided by IFRS 16 for the transition date:

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The Company has chosen to combine the lease components and non lease components representing services (for example, maintenance and insurance) for some asset classes; however, for the rest of the asset classes, the Company measures the lease liability only considering the payments of components that are rents, while the services implicit in the payments are recognized directly in results as operating expenses.

•	Created portfolios of contracts with similar terms, economic environments and asset characteristics, and used a discount rate per portfolio to measure leases.
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Did not revisit the conclusions previously reached for service contracts that were evaluated through December 31, 2018 under IFRIC 4, Determination of Whether a Contract Contains a Lease, for which the Company had previously concluded that there was no implicit lease.

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For operating leases that, as of December 31, 2018, contained direct costs to obtain a lease, the Company maintained the recognition of these costs in prior year results without adjustment to capitalize them in the initial value of the right of use assets as January 1, 2019.

Therefore, in the initial application of IFRS 16, as of January 1, 2019, for all leases (except for those that the Company has elected to account for as an expense), the Company:

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Recognized right-of-use assets and lease liabilities in the consolidated statement of financial position, initially measured at the present value of the future lease payments in the amount of $922,410.

•	Recognized depreciation of right-of-use assets of $302,804 and interest on lease liabilities of $37,797 in the consolidated statement of profit or loss.
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Presented separately the total amount of cash paid for liability principal of $325,207 (presented within financing activities) and interest of $37,797 (presented within financing activities) in the consolidated statement of cash flow.

IFRIC - 23 Uncertainty over income tax treatments

This interpretation deals with the determination of taxable income (loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty about their treatment in accordance with IAS 12. Specifically, it considers:

• If tax treatments should be considered collectively
• Assumptions about tax authorities’ inspections
• The determination of taxable income (loss), tax basis, unused tax losses, unused tax credits and tax rates
• The effects of changes in the facts and circumstances

This interpretation was effective on January 1, 2019. The adoption of this interpretation had no impact on the Company's consolidated financial statements, since its current practices for determining the effects of income taxes on its consolidated financial statements are similar to those set forth in the interpretation.

Amendments to IAS 19 Plan amendment, curtailment or settlement

The amendments clarify that past service cost (or settlement gain or loss) is calculated by measuring the defined benefit liability or asset, using current assumptions and comparing the benefits offered and the plan assets before and after the amendment, curtailment or settlement of the plan, but ignoring the effect of the asset ceiling (which can arise when the defined benefit plan is in a surplus position). IAS 19 now clarifies that the change in the effect of the asset ceiling that may result from the amendment, curtailment or settlement of the plan is determined through a second step and is generally recognized in other comprehensive income.

The Company is required to use the updated assumptions of the re-measurement to determine the current service cost and net interest after the plan amendment, curtailment or settlement and for the remainder of the reporting period.

In the case of net interest, the modifications make it clear that for the period after the amendment, curtailment or settlement, the net interest is calculated by multiplying the defined benefit liability (asset) remeasured in accordance with IAS 19:99 with the discount rate used in the new remeasurement (taking into account the effect of contributions and benefit payments on the net defined benefit liability (asset).

The adoption of this amendment has had no material impact on the disclosures or amounts reported in these consolidated financial statements.

Annual Improvements 2015‑2017 Cycle

The annual improvements include amendments to IFRS 3, IFRS 11, IAS 12 and to IAS 23, which are all effective for annual periods beginning on or after January 1, 2019.

The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, the entity must remeasure previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

The amendments to IAS 12 clarify that the effects on income taxes for dividends (or distributions of profit) should be recognized in results regardless of how the tax arises.

The amendments to IAS 23 clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

The adoption of these improvements had no impact on the Company's consolidated financial statements.

ii. New IFRS issued but not yet effective

The Company has not applied the following new and revised IFRS that have been issued but are not yet effective.

IFRS 17	Insurance Contracts
IFRS 10 and IAS 28 (amendments)	Sale or contribution of assets between an investor and its associate or joint venture
Amendments to IFRS 3	Definition of a business
Amendments to IAS 1 and IAS 8	Definition of materiality

Management does not expect the adoption of the standards mentioned above have a significant impact on the consolidated financial statements of the Company in future periods, except as follows:

Amendments to IFRS 10 and IAS 28 Sale or contribution of assets between an investor and its associate or joint venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments establish that the gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in profit or loss from the parent only to the extent that the unrelated investor share in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments held in any former subsidiary (which has become an associate or a joint venture that is accounted for using the equity method) at fair value are recognized in profit or loss of the previous parent, only to the extent of the participation of unrelated investors in the new associate or joint venture.

The effective date of the modifications has not yet been set by the IASB; however, early application is permitted. The Company's Management anticipates that the application of these modifications may have an impact on the Company's consolidated financial statements in future periods in the event that such transactions arise.

Amendments to IFRS 3 Definition of a business

The amendments clarify that, while businesses usually have outputs, outputs are not required for a series of integrated activities and assets to qualify as a business. To be considered a business, a series of activities and acquired assets must include, as a minimum, an input and a substantial process that together contribute significantly to the ability to generate outputs.

Additional guidance is provided to help determine if a substantial process has been acquired.

The amendments introduce an optional test to identify fair value concentration, which allows a simplified assessment of whether a series of activities and assets acquired is not a business if substantially all of the fair value of gross assets acquired is concentrated in a unique identifiable asset, or a group of similar assets.

The amendments apply prospectively to all business combinations and asset acquisitions whose acquisition date is on or after the first reporting period beginning on or after January 1, 2020, with early adoption permitted.

Amendments to IAS 1 and IAS 8 Definition of materiality

The amendments are intended to simplify the definition of materiality in IAS 1, making it easier to understand and are not intended to alter the underlying concept of materiality in IFRS Standards. The concept of obscuring material information with immaterial information has been included in the new definition.

The limit for influential materiality for users has been changed from "could influence" to "could reasonably be expected to influence".

The definition of materiality in IAS 8 has been replaced by a reference to the definition of materiality in IAS 1. In addition, the IASB amended other standards and the Conceptual Framework that contained a definition of materiality or reference to the term materiality to ensure consistency.

The amendment will be applied prospectively for reporting periods beginning on or after January 1, 2020, with early application permitted.